Significant Accounting Policies (Details) - Schedule of revenue disaggregated by major revenue categories - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Concentration Risk [Line Items]
Total revenues amount	$ 911,705	$ 395,234
Total revenues percentage	100.00%	100.00%
Bowling [Member]
Concentration Risk [Line Items]
Total revenues amount	$ 452,349	$ 203,730
Total revenues percentage	51.00%	52.00%
Food and beverage [Member]
Concentration Risk [Line Items]
Total revenues amount	$ 321,441	$ 128,393
Total revenues percentage	35.00%	32.00%
Amusement [Member]
Concentration Risk [Line Items]
Total revenues amount	$ 118,940	$ 48,414
Total revenues percentage	13.00%	12.00%
Media [Member]
Concentration Risk [Line Items]
Total revenues amount	$ 18,975	$ 14,697
Total revenues percentage	2.00%	4.00%